Post-retirement benefit obligations (Tables)	12 Months Ended
Jun. 30, 2019
Post-retirement benefit obligations
Post-retirement benefit obligations

		2019	2018
for the year ended 30 June	Note	Rm	Rm

Post-retirement healthcare obligations	33.1
South Africa		3 825	3 995
United States of America		268	248

		4 093	4 243
Pension obligations	33.2
Foreign — post-retirement benefit obligation		9 014	8 046
Less short-term portion of post-retirement pension and medical benefit obligations		(399)	(389)

Total post-retirement benefit obligations		12 708	11 900

Pension assets	33.2
South Africa — post-retirement benefit asset		(555)	(582)
Foreign — post-retirement benefit asset		(719)	(916)

Total post-retirement benefit assets		(1 274)	(1 498)

Net pension obligations		7 740	6 548

Schedule of actuarial valuations

	Healthcare benefits	Pension benefits

Last actuarial valuation — South Africa	31 March 2019	31 March 2019
Last actuarial valuation — United States of America	30 June 2019	30 June 2019
Last actuarial valuation — Europe	n/a	1 April 2019
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

Schedule of actuarial assumptions

	South Africa				United States of America				Europe

	2019		2018		2019		2018		2019	2018
at valuation date	%		%		%		%		%	%

Healthcare cost inflation
initial	7,5		7,5		8,5	*	7,0	*	n/a	n/a
ultimate	7,5		7,5		4,5	*	5,5	*	n/a	n/a
Discount rate — post-retirement medical benefits	10,5		9,9		3,6		3,9		n/a	n/a
Discount rate — pension benefits	10,0		9,9		2,7		2,7		1,6	1,8
Pension increase assumption	4,7		4,5		n/a	**	n/a	**	1,8	1,8
Average salary increases	5,5	+	5,5	+	4,2		4,2		2,8	2,8
Weighted average duration of the obligation — post-retirement medical obligation	15 years		15 years		9 years		9 years		n/a	n/a
Weighted average duration of the obligation — pension obligation	13 years		13 years		13 years		13 years		18 years	17 years

*The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**There are no automatic pension increases for the United States of America pension plan.

+Salary increases are linked to inflation.

Healthcare
Post-retirement benefit obligations
Benefit obligation by geographic area

	South Africa		United States of America		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Projected benefit obligation	3 825	3 995	268	248	4 093	4 243
Less short-term portion	(178)	(177)	(20)	(20)	(198)	(197)

Non-current post-retirement healthcare obligation	3 647	3 818	248	228	3 895	4 046

Reconciliation of obligation recognised

	South Africa		United States of America		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Total post-retirement healthcare obligation at beginning of year	3 995	3 921	248	242	4 243	4 163
Movements recognised in the income statement:	459	542	26	18	485	560
current service cost	53	73	13	10	66	83
interest cost	407	472	13	8	420	480
curtailments and settlements	(1)	(3)	—	—	(1)	(3)
Actuarial (gains)/losses recognised in other comprehensive income:	(468)	(258)	8	(5)	(460)	(263)
arising from changes in financial assumptions	(293)	(54)	7	(6)	(286)	(60)
arising from changes in actuarial experience	(175)	(204)	1	1	(174)	(203)
Benefits paid	(161)	(210)	(20)	(19)	(181)	(229)
Translation of foreign operations	—	—	6	12	6	12

Total post-retirement healthcare obligation at end of year	3 825	3 995	268	248	4 093	4 243

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		United States of America

	2019	2018	2019		2018
for the year ended 30 June	Rm	Rm	Rm		Rm

1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	518	582	—	*	—	*
Decrease in the healthcare cost inflation	(417)	(475)	—	*	—	*

Increase in the discount rate	(417)	(452)	(23)		(21)
Decrease in the discount rate	507	562	28		25

*A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants.

Pension
Post-retirement benefit obligations
Reconciliation of obligation recognised

	South Africa		Foreign		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Projected benefit obligation at beginning of year	47 285	46 508	11 020	9 774	58 305	56 282
Movements recognised in income statement:	5 694	5 678	677	596	6 371	6 274
current service cost	1 042	1 028	454	386	1 496	1 414
curtailments and settlements	3	—	(14)	—	(11)	—
interest cost	4 649	4 650	237	210	4 886	4 860
Actuarial (gains)/losses recognised in other comprehensive income:	262	(2 950)	1 098	462	1 360	(2 488)
arising from changes in demographic
assumptions	—	—	(7)	20	(7)	20
arising from changes in financial assumptions	174	(2 950)	1 059	312	1 233	(2 638)
arising from change in actuarial experience	88	—	46	130	134	130
Member contributions	482	447	—	—	482	447
Benefits paid	(2 482)	(2 398)	(278)	(477)	(2 760)	(2 875)
Transferred to held for sale assets	—	—	—	(30)	—	(30)
Translation of foreign operations	—	—	48	695	48	695

Projected benefit obligation at end of year	51 241	47 285	12 565	11 020	63 806	58 305

unfunded obligation*	—	—	8 868	7 915	8 868	7 915
funded obligation	51 241	47 285	3 697	3 105	54 938	50 390

*Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value (2019 – R217 million; 2018 – R305 million). A decrease of R83 million (2018 — decrease of R1 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

Schedule of sensitivity analysis for actuarial assumptions

	South Africa		Foreign

	2019	2018	2019		2018
for the year ended 30 June	Rm	Rm	Rm		Rm

1% point change in actuarial assumptions
Increase in average salaries increase assumption	12	14	494		454
Decrease in average salaries increase assumption	(12)	(13)	(430)		(368)

Increase in the discount rate	(1 654)	(1 447)	(1 806)		(1 634)
Decrease in the discount rate	2 463	1 981	2 370		2 174

Increase in the pension increase assumption	2 541	2 035	1 142	*	1 071	*
Decrease in the pension increase assumption	(1 727)	(1 523)	(934	)*	(851	)*

*This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

Schedule of allocation of plan assets

	South Africa		United States of America

	2019	2018	2019	2018
at 30 June	%	%	%	%

Equities	53	53	38	32
resources	6	6	7	5
industrials	2	3	4	3
consumer discretionary	10	12	4	4
consumer staples	11	12	3	2
healthcare	5	3	4	3
information technologies	5	4	7	7
telecommunications	3	1	2	2
financials (ex real estate)	11	12	7	6
Fixed interest	13	10	49	59
Direct property	15	17	5	5
Listed property	4	5	—	—
Cash and cash equivalents	4	4	—	—
Third party managed assets	11	11	—	—
Other	—	—	8	4

Total	100	100	100	100

	South Africa(1)		United States of America

	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%

Equities
local	30	45	—	100
foreign	15	30	—	100
Fixed interest	5	25	—	100
Property	10	25	—	100
Other	—	15	—	100

(1)Members of the defined contribution scheme have a choice of four investment portfolios. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted. The total assets of the fund under these investment portfolios are R139 million, R52 080 million, R791 million and R1 034 million for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55.

Schedule of net defined benefit liability (asset)

	South Africa		Foreign		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Projected benefit obligation (funded)	51 241	47 285	3 697	3 105	54 938	50 390
defined benefit portion	21 550	19 970	3 697	3 105	25 247	23 075
defined benefit option for defined
contribution members	29 691	27 315	—	—	29 691	27 315
Plan assets	(54 115)	(50 128)	(4 270)	(3 890)	(58 385)	(54 018)
defined benefit portion	(24 254)	(22 502)	(4 270)	(3 890)	(28 524)	(26 392)
defined benefit option for defined
contribution members	(29 861)	(27 626)	—	—	(29 861)	(27 626)
Projected benefit obligation (unfunded)	—	—	8 868	7 915	8 868	7 915
Asset not recognised due to asset limitation	2 319	2 261	—	—	2 319	2 261

Net liability/(asset) recognised	(555)	(582)	8 295	7 130	7 740	6 548

	South Africa		Foreign		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Pension asset	(555)	(582)	(719)	(916)	(1 274)	(1 498)
Pension benefit obligation	—	—	9 014	8 046	9 014	8 046
long-term portion	—	—	8 813	7 854	8 813	7 854
short-term portion	—	—	201	192	201	192
Net liability/(asset)	(555)	(582)	8 295	7 130	7 740	6 548

Schedule of reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total

	2019	2018	2019	2018	2019	2018
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm

Fair value of plan assets at beginning of year	50 128	48 340	3 890	2 514	54 018	50 854
Movements recognised in income statement:	4 702	4 707	113	67	4 815	4 774
interest income	4 927	4 829	113	67	5 040	4 896
interest on asset limitation	(225)	(122)	—	—	(225)	(122)
Actuarial gains/(losses) recognised in other comprehensive income:	229	(1 959)	285	180	514	(1 779)
arising from return on plan assets	229	(1 959)	285	180	514	(1 779)
(excluding interest income)
Plan participant contributions*	482	447	—	—	482	447
Employer contributions* +	1 056	991	6	1 233	1 062	2 224
Benefit payments	(2 482)	(2 398)	(121)	(314)	(2 603)	(2 712)
Translation of foreign operations	—	—	97	210	97	210

Fair value of plan assets at end of year	54 115	50 128	4 270	3 890	58 385	54 018

Actual return on plan assets	4 931	2 748	398	247	5 329	2 995

*Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

+In 2018, in the United States of America there was a once-off payment R963 million (US$75 million) made by the employer to the fund.

Schedule of contributions to plans
	South Africa	Foreign
	Rm	Rm

Pension contributions	1 106	120